Related Party Transactions - Schedule of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Related party transactions, sales		¥ 134,378	$ 18,927	¥ 226,539	¥ 417,051
Related party transactions, service provided		191,507	26,973	194,129	177,594
Ping An Group [Member]
Related Party Transaction [Line Items]
Related party transactions, interest income		202,304	28,494	143,848	136,613
Ping An Group [Member] | Commission Fee And Advertising Service [Member]
Related Party Transaction [Line Items]
Related party transactions, sales	[1]	134,378	18,927	226,539	417,051
Ping An Group [Member] | Rental Property Management And Other Miscellaneous Services [Member]
Related Party Transaction [Line Items]
Related party transactions, service provided	[2]	191,413	26,960	191,751	176,880
Other Related Parties [Member]
Related Party Transaction [Line Items]
Related party transactions, service provided		¥ 94	$ 13	¥ 2,378	¥ 714

[1]	The amount represents (i) the commission fee for transaction facilitation service on financial product including loan and insurance products, (ii) advertising services and (iii) technical services provided to Ping An Group.
[2]	The amount represents rental and property management services, technical services, other miscellaneous services and assets provided by Ping An Group.